Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Interest Expense [Line Items]
Amortization of debt premium on senior secured notes	$ (163)	$ 0
Amortization of deferred financing costs	2,948	3,000
Interest expense	57,986	58,528
Other interest expense, net	945	812
Total interest expense, net	58,931	59,340
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	19,470	30,183
Equipment financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	17,898	14,981
Senior unsecured notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	13,549	0
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	3,361	6,874
Interest on customer supply chain financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	0	2,539
Mortgage
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 923	$ 951